Abacus Settlements LLC - SEGMENT REPORTING (Details)	12 Months Ended
Dec. 31, 2023 segment
Segment Reporting Information [Line Items]
Number of operating segments	3
Abacus Settlements, LLC
Segment Reporting Information [Line Items]
Number of operating segments	1